SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Deferred Tax Assets
Net operating loss carryforwards		$ 18,398,000		$ 11,521,000
Valuation allowance		(21,738,000)		(13,096,000)
Net deferred tax assets		$ 21,459,000		$ 12,866,000
M2i Global Inc [Member]
Deferred Tax Assets
Net operating loss carryforwards	$ 2,179,800		$ 1,270,500
Temporary differences
Permanent differences
Valuation allowance	(2,179,800)		(1,270,500)
Net deferred tax assets